Debt	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 3. Debt

December 7, 2015, $550,000 Bridge Loan

On December 7, 2015, the Company entered into a Bridge Loan Agreement (the “December 2015 Loan Agreement”) with Kalen Capital Corporation (the “Investor”). Pursuant to the December 2015 Loan Agreement, the Company received advances of $400,000 on October 7, 2015 and $150,000 on December 22, 2015 (Each advance includes an additional $5 related to wire fees). The December 2015 Loan was evidenced by a promissory note with an annual interest rate of 10% (default rate of 18%), compounded quarterly, and an initial maturity date of the earlier of: (a) the closing of any equity financing by the Company in excess of $3,000,000, or (b) September 1, 2016. The December 2015 Loan was initially convertible at any time into shares of common stock at a conversion price equal to 85% of the thirty day volume weighted average price of the Company’s common stock. In connection with the December 2015 Loan Agreement, the Company issued the Investor a Series M Stock Purchase Warrant (the “Series M Warrant”) to purchase up to 275,000 shares of the Company’s common stock for a period of five years, with an exercise price of $2.34.

The debt discount attributable to the warrants and beneficial conversion feature amounted to $458,777 (including $400,000 recognized as of October 7, 2015 and $58,777 recognized on December 22, 2015). The estimated fair value of the Series M Warrants was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $3.01 per share; estimated volatility – 79%; 5-year risk free interest rate – 1.67%; expected dividend rate - 0% and expected life - 5 years. The resulting $458,777 discount was accreted through March 31, 2016.

On March 31, 2016, the Investor received 177 PPM Units (as defined below under Note 4) from the conversion of $548,700 of the principal owed under the December 2015 Loan Agreement resulting in a remaining balance of $18,146. The remaining balance was evidenced by a new promissory note (the “March 2016 Note”) dated March 31, 2016. The March 2016 Note accrued interest at 10% and was due September 1, 2016. The March 2016 Note was repaid on November 14, 2016. The PPM Units issued in exchnge for the conversion of principal owed under the December 2015 Loan Agreement contained terms that were more beneficial to the Investor resulting in the Company recognizing a loan conversion inducement expense of $36,176 related to the common stock issued and $529,230 related to the warrant component of the PPM Units (i.e., the Series O Warrant and Series P Warrant as defined below under Note 4).

As consideration for the Investor agreeing to extend the 2013 Note (defined below) maturity date to December 31, 2017 (as described below), the Company extended the expiration date of all of the Investor’s existing warrants, including the Series M Warrant maturity date from December 7, 2020 to December 31, 2020. The difference in fair value of the Series M Warrant as a result of the extension of the expiration date was immaterial.

During the year ended August 31, 2016, the Company recognized $18,076 of interest expense. During the year ended August 31, 2016, the Company recognized $458,777 of accretion related to the debt discount of the December 2015 Loan Agreement.

March 4, 2015, $600,000 Bridge Loan

On March 4, 2015, the Company entered into a Bridge Loan Agreement (the “Bridge Loan Agreement”) with 1420468 Alberta Ltd. (the “Creditor”). On or about December 31, 2015, the Creditor merged with and into the Investor. Pursuant the Bridge Loan Agreement, the Company borrowed $600,000 at an annual interest rate of 7% (the “March 2015 Loan”), compounded quarterly, with a default rate of 15%. The March 2015 Loan was evidenced by a promissory note with an initial maturity date of the earlier of: (a) the closing of any equity financing by the Company in excess of $600,000, or (b) September 4, 2015. In connection with the Bridge Loan Agreement, the Company issued Creditor a Series L Stock Purchase Warrant to purchase up to 500,000 shares of the Company’s common stock, which was initially exercisable from September 5, 2015 through March 4, 2020, with an exercise price of $1.20.

The debt discount attributable to the relative fair value of the warrants issued with the March 2015 Loan, amounted to $299,750. The estimated fair value of the Series L Warrant was $1.198 per share and was calculated using the Black-Scholes option pricing model with the following assumptions: market price of common stock - $1.78 per share; estimated volatility - 76%; risk free interest rate – 1.55%; expected dividend rate - 0% and expected life – 4.5 years. The resulting discount was accreted over the original term of the March 2015 Loan through September 4, 2015.

On December 7, 2015, Creditor agreed to extend the maturity date of the March 2015 Loan from September 4, 2015 to December 31, 2016. As consideration the Company issued Creditor a Series M Stock Purchase Warrant to purchase 100,000 shares of the Company’s common stock through December 7, 2020, at an exercise price of $2.34 per share. As a result, the Company recognized an additional debt discount for the fair value of the Series M Stock Purchase Warrant amounting to $205,800.

The fair value of the Series M Warrant was $2.058 and was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $2.34; market price of common stock - $3.01 per share; estimated volatility - 79%; risk free interest rate - 1.67%; expected dividend rate - 0% and expected life - 5 years.

The Company recorded $33,000 as additional debt discount to recognize the increase in fair value for the extension of the expiration date of the Series L Warrant from March 4, 2020 to December 7, 2020. The increase in fair value was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $1.20; market price of common stock - $3.01 per share; estimated volatility - 79%; risk free interest rate - 1.67%; expected dividend rate - 0% and expected life - 5 years for the new warrant and 4.24 years for the original warrant.

During the years ended August 31, 2016, the Company recognized $44,742 and $20,891, respectively, of interest expense. Accretion related to the debt discount for the March 2015 Loan, Series L Warrant and Series M Warrant amounted to $170,614 and $293,234 during the years ended August 31, 2016 and 2015, respectively.

October 7, 2013, $3,000,000 Convertible Promissory Note

On October 7, 2013, the Company entered into a Bridge Loan Agreement (the “2013 Loan Agreement”) with the Investor. Pursuant to the 2013 Loan Agreement, the Company received proceeds of $3,000,000 and issued a 7% unsecured Convertible Promissory Note (the “2013 Note”) initially due on October 6, 2014, with interest compounded quarterly and issued a Series I Stock Purchase Warrant (the “Series I Warrant”) for the purchase up to 921,875 shares of the Company’s common stock at an initial exercise price of $1.37 for a period of five years. According to the original terms of the 2013 Loan Agreement, the Investor may have elected to convert all or any portion of the outstanding principal amount of the 2013 Note, and accrued interest thereon into units, with each unit consisting of (a) one share of common stock; (b) one Series J Stock Purchase Warrant for the purchase of one share of common stock (the “Series J Warrant”); and (c) one Series K Stock Purchase Warrant for the purchase of one share of common stock (the “Series K Warrant”).

On November 10, 2014, the Company entered into an Amended Bridge Loan Agreement (the “2015 Loan Agreement”) with the Investor pursuant to which the maturity date was extended to December 31, 2015 (the “Amended Note”). According to the terms of the 2015 Loan Agreement, the Investor may elect to convert principal and accrued interest into units of the Company’s equity securities (collectively, the “Units”), with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company’s common stock prior to conversion. If issued, the Warrant included in the Units will be exercisable for a period of five years.

In order to induce the Investor to enter into the 2015 Loan Agreement and extend the maturity date to December 31, 2015, the Company issued a Series J Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.12 and a Series K Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.20. Each of the Series J Warrant and Series K Warrant was initially exercisable through November 9, 2019. As a result of the modification (which did not result in a gain or loss due to the related party nature of the transaction), the fair value of the Warrant amounting to $3,629,309 (limited to the $3,000,000 face value of the note) was recognized as a debt discount as of November 10, 2014.

On December 31, 2015, the Company entered into a Second Amended Bridge Loan Agreement (the “2015 Second Amended Loan Agreement”) with the Investor pursuant to which the Company and the Investor amended the 2015 Loan Agreement by amending the 2013 Note to extend the maturity date to December 31, 2017 (the “Second Amended Note”).

As consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company issued a Series N Warrant and extended the maturity date of all of the Investor’s existing warrants, as described below, resulting in an additional debt discount of $2,476,875 as of December 31, 2015. The modification did not result in a gain or loss due to the related party nature of the transaction.

The Company issued a Series N Warrant to purchase 767,000 shares of common stock at an exercise price of $3.38 through December 31, 2020. The fair value of the Series N Warrant was $2.102 per share, or $1,612,234 and was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $3.24 per share; estimated volatility – 82.00%; risk free interest rate - 1.76%; expected dividend rate - 0% and expected life - 5 years. As a result, the Company recorded a debt discount of $1,612,234 which is being accreted through December 31, 2017.

The maturity date of the Series I Warrant to purchase 921,875 shares of common stock was extended from October 6, 2018 to December 31, 2020. The Company recorded $233,234 as a debt discount to recognize the increase in value for the extension of the expiration date. The increase in the fair value was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $1.37; market price of common stock - $3.24 per share; estimated volatility – 81.81%; risk free interest rate - 1.76%; expected dividend rate - 0% and expected life - 5 years as a result of the extension and 2.77 years remaining at the time of extension through December 31, 2017.

The maturity date of the Series J Warrant to purchase 3,110,378 shares of common stock was extended from November 9, 2019 to December 31, 2020. The Company recorded $304,817 as a debt discount to recognize the increase in fair value for the extension of the expiration date. The increase in fair value was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $1.12; market price of common stock - $3.24 per share; estimated volatility – 81.81%; risk free interest rate - 1.76%; expected dividend rate - 0% and expected life - 5 years as a result of the extension and 3.86 years remaining at the time of extension. The debt discount is being accreted through December 31, 2017.

The maturity date of the Series K Warrant to purchase 3,110,378 shares of common stock was extended from November 9, 2019 to December 31, 2020. The Company recorded $326,590 as a debt discount to recognize the increasein fair value for the extension of the expiration date. The increase in fair value was calculated using the Black-Scholes option pricing model and the following assumptions: exercise price - $1.20; market price of common stock - $3.24 per share; estimated volatility – 81.81%; risk free interest rate - 1.76%; expected dividend rate - 0% and expected life - 5 years as a result of the extension and 3.86 years remaining at the time of extension. The debt discount is being accreted through December 31, 2017.

Interest expense related to the 2013 Loan Agreement, as amended, amounted to $246,637 and $229,457 during the years ended August 31, 2016 and 2015, respectively.

Accretion of the debt discount related to the 2013 Loan Agreement as amended amounted to $1,706,563 and $4,433,872 during the years ended August 31, 2016 and 2015, respectively. The remaining debt discount related to the Series N Warrants and Series I, J and K Warrant expiration date extensions totals $1,650,120 and will be amortized through December 31, 2017.

Principal maturities for notes payable for the years ending August 31 are as follows:

2017	$618,146
2018	3,000,000
Total	$3,618,146